Earnings Per Share (EPS) (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share (EPS)
Profit attributable to ordinary equity holders of the parent for basic earnings	€ 153	€ 29,589
Profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	€ 153	€ 29,589
Weighted average number of ordinary shares for basic EPS	341,158	197,600
Effect of dilution from shared based payments programme	990	676
Weighted average number of ordinary shares adjusted for the effect of dilution	342,148	198,276
Basic, (loss)/profit for the period attributable to ordinary equity holders of the parent (EUR per share)	€ 0.00	€ 0.15
Diluted, (loss)/profit for the period attributable to ordinary equity holders of the parent (EUR per share)	€ 0.00	€ 0.15